Class I | DoubleLine Total Return Bond Fund
Fund Summary DoubleLine Total Return Bond Fund
Investment Objective
The Fund’s investment objective is to seek to maximize total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I DoubleLine Total Return Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	none
Fees for Redemption by Wire	15
Exchange Fee	none
Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I DoubleLine Total Return Bond Fund
Management Fees		0.40%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (including any sub-transfer agent accounting or administrative services)		0.08%
Acquired Fund Fees and Expenses	[1]	none
Total Annual Fund Operating Expenses		0.48%
[1]	Acquired Fund Fees and Expenses are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Class I DoubleLine Total Return Bond Fund
1 Year	49
3 Years	154
5 Years	269
10 Years	604

Portfolio Turnover
The Fund incurs transaction costs when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. Bonds include bonds, debt securities, and other fixed income instruments issued by governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody's or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody's or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund's investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security's price to changes in interest rates. Effective duration is a measure of the Fund's portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund's investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund's investment portfolio will not exceed its target.

Portfolio securities may be sold at any time. Sales may occur when the Fund's portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the portfolio managers believe it would be appropriate to do so in order to readjust the duration of the Fund's investment portfolio.
Principal Risks
Since the Fund will hold securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

  asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

  debt securities risks:

  credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund's income might be reduced, the value of the Fund's investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. The values of lower-quality debt securities, including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

  extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

  interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

  defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

  derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

  financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

  inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates, in a manner unanticipated by the Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

  junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

  leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund's portfolio, and the risk of loss in excess of invested capital.

  liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

  market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

  mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

  portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers' choice of investments.

  price volatility risk: the risk that the value of the Fund's investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

  real estate risk: the risk that real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

  securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers' choice of securities or sectors for investment.

  U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see "Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks" for a more detailed description of the risks of investing in the Fund.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual returns of the Fund’s Class I shares for the 1-year and since inception periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which applied to the Fund from inception through July 24, 2012), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund’s website at www.doublelinefunds.com.

Calendar year-to-date total return as of June 30, 2013 is (0.34%).

               During the period shown above, the highest and lowest quarterly returns earned by the Fund were:

Highest:                                                           3.92%                                           Quarter ended September 30, 2011
Lowest: 0.61% Quarter ended December 31, 2011
Average Annual Total Returns (for the periods ended December 31, 2012) Total Return Bond Fund
Average Annual Total Returns Class I	One Year	Since Inception	Inception Date
DoubleLine Total Return Bond Fund	9.16%	12.89%	Apr. 06, 2010
DoubleLine Total Return Bond Fund Return After Taxes on Distributions	6.86%	9.95%	Apr. 06, 2010
DoubleLine Total Return Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	5.90%	9.31%	Apr. 06, 2010
DoubleLine Total Return Bond Fund Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	6.33%	Apr. 06, 2010

The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After-tax returns are for Class I shares only. After-tax returns for other classes may vary. The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.